Cover	12 Months Ended
Dec. 31, 2024 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-41798
Entity Registrant Name	SIMPPLE LTD.
Entity Central Index Key	0001948697
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	71 Ayer Rajah Crescent
Entity Address, Address Line Two	#03-07
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	139951
Title of 12(b) Security	Ordinary shares, par value $0.0008 per share
Trading Symbol	SPPL
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	3,539,790
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	true
Document Financial Statement Restatement Recovery Analysis [Flag]	false
Auditor Opinion [Text Block]	We have audited the accompanying consolidated balance sheet of Simpple Ltd. and its subsidiaries (collectively, the “Company”) as of December 31, 2023 and 2024, and the related consolidated statements of operations and comprehensive income, changes in shareholders’ equity, and cash flows for the period ended December 31, 2022, 2023 and 2024 and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2023 and 2024, and the results of its operations and its cash flows each of the years in the three-year period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Auditor Name	Audit Alliance LLP
Auditor Location	Singapore
Auditor Firm ID	3487
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	71 Ayer Rajah Crescent
Entity Address, Address Line Two	#03-07
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	139951
City Area Code	65
Local Phone Number	6816 2194
Contact Personnel Name	Gary Goh
Contact Personnel Email Address	gary@simpple.ai